Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Provision for doubtful debts	¥ 27,327	$ 4,288	¥ 23,418
Accrued expense	12,923	2,028	10,841
Net operating loss carry forward	218,042	34,216	164,559
Government grant related to assets	1,411	221	684
Property and equipment depreciation	0	0	144
Estimated liabilities			7
Valuation allowance	(248,118)	(38,935)	(188,119)
Total deferred tax assets, net	11,585	1,818	11,534
Deferred tax liabilities
Property and equipment depreciation	(867)	(136)	0
Net unrealized gain on equity investments held	(3,564)	(559)	(3,564)
Unrealized loan interest income	(7,154)	(1,123)	(7,970)
Total deferred tax liabilities	(11,585)	(1,818)	(11,534)
Net deferred tax assets	0	0	0
Net deferred tax liabilities	¥ 0	$ 0	¥ 0